Note 9 - Long-term Bank Loans (Details Textual)																2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($)	Nov. 26, 2021 USD ($)	Oct. 22, 2021 USD ($)	Sep. 06, 2021 USD ($)	Nov. 25, 2020 USD ($) $ / shares shares	Nov. 24, 2020 USD ($)	Jun. 26, 2020 USD ($)	May 15, 2020	Nov. 08, 2019 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 29, 2019 USD ($)	May 30, 2019 USD ($)	Nov. 21, 2018 USD ($)	Nov. 19, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 23, 2021 USD ($)	Nov. 16, 2020 $ / shares	Sep. 30, 2020 USD ($)	Jul. 29, 2020 USD ($)	Jul. 07, 2020 USD ($)
Number of Vessels Sold																	5
Gain (Loss) on Extinguishment of Debt, Total																			$ 0	$ (491,571)	$ (328,291)
Share Price (in dollars per share) | $ / shares					$ 3.37																		$ 3.40
Restricted Cash, Total																	$ 2,245,010		4,967,285	2,245,010
Interest Expense, Total																			2,556,237	3,836,985	3,219,471
Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,340,000
Payments of Debt Issuance Costs																			$ 115,000
Debt Instrument, Covenant, Security Cover Ratio																			125.00%
Debt Instrument, Face Amount		$ 16,500,000
Debt Instrument Number of Quarterly Payments		16
Term Sheet, Piraeus S.A., First Four Installments [Member]
Debt Instrument, Periodic Payment, Total		$ 1,500,000
Term Sheet, Piraeus S.A., Eleven Installments [Member]
Debt Instrument, Periodic Payment, Total		$ 560,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Periodic Payment, Total				$ 500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				2,000,000
Payments of Debt Issuance Costs				$ 225,000
Debt Instrument, Covenant, Security Cover Ratio				120.00%
Debt Instrument, Face Amount				$ 10,000,000
Debt Instrument, Periodic Payment, Number of Payments				16
Jonathan John Shipping Ltd. [Member]
Debt Instrument, Face Amount				$ 3,500,000
Corfu Navigation Ltd. [Member]
Debt Instrument, Face Amount				$ 6,500,000
Term Loan, HSBC Bank plc [Member]
Debt Instrument, Periodic Payment, Total			$ 1,100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			1,800,000
Payments of Debt Issuance Costs			$ 117,500
Debt Instrument, Covenant, Security Cover Ratio			130.00%
Debt Instrument, Face Amount			$ 15,000,000
Debt Instrument Number of Quarterly Payments			12
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 7,000,000
Payments of Debt Issuance Costs	$ 300,000
Debt Instrument, Covenant, Security Cover Ratio	120.00%
Debt Instrument, Face Amount	$ 34,000,000
Debt Instrument Number of Quarterly Payments	16
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Twelve Installments [Member]
Debt Instrument, Periodic Payment, Total	$ 2,000,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Four Installments [Member]
Debt Instrument, Periodic Payment, Total	$ 750,000
London Interbank Offered Rate (LIBOR) [Member] | Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate		2.60%
London Interbank Offered Rate (LIBOR) [Member] | Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Basis Spread on Variable Rate				3.50%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan, HSBC Bank plc [Member]
Debt Instrument, Basis Spread on Variable Rate			2.35%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument, Basis Spread on Variable Rate	2.80%
Eurobank Ergasias S.A. [Member] | Corfu Navigation Ltd., Jonathan John Shipping Ltd. and Bridge Shipping Ltd. [Member]
Short-term Debt, Refinanced, Amount				$ 5,525,000
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 7,125,000							$ 6,000,000
Debt Instrument, Deferred Amount							$ 1,125,000
Debt Instrument, Number of Periodic Payments, Deferred							3
Proceeds from Issuance of Long-term Debt, Total														12,000,000.0
Security Deposit														$ 5,000,000.0				$ 1,000,000.0			$ 1,000,000.0
Debt Instrument, Number of Periodic Payments														16
Debt Instrument, Periodic Payment, Total														$ 375,000
Payments of Debt Issuance Costs														$ 32,000
Eurobank Ergasias S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Loan Facility [Member]
Debt Instrument, Basis Spread on Variable Rate														4.40%				3.90%
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity															$ 45,000,000
Long-term Line of Credit, Total															$ 30,000,000
Long-term Debt, Term (Month)															18 months
Debt Instrument, Number of Quarterly Installment Payments															12
Debt Instrument, Periodic Payment, Total															$ 900,000		400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid															19,200,000		12,150,000			$ 12,150,000
Line of Credit Facility, Remaining Borrowing Capacity															$ 7,350,000
Line of Credit Facility, Remaining Percent of Vessel Market Value to Finance															55.00%
Line of Credit Facility, Commitment Fee Percentage															0.40%
Line of Credit Facility, Underwriting Fee Percentage															1.00%
Debt Instrument, Deferred Amount							$ 2,700,000
Debt Instrument, Number of Periodic Payments, Deferred																				3
Repayments of Long-term Debt, Total																	$ 11,750,000
Repayments of Debt																$ 7,030,000.00
Debt Instrument, Covenant, Security Cover Ratio															140.00%
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate															4.40%						3.90%
Piraeus Bank S.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 4,000,000
Debt Instrument, Periodic Payment, Total													160,460
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													1,742,160												$ 1,902,620
Debt Instrument, Deferred Amount																									$ 160,460
Proceeds from Issuance of Long-term Debt, Total													$ 3,667,680
Debt Instrument, Number of Periodic Payments													12
Payments of Debt Issuance Costs																					$ 32,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of Scrap Value of Vessel													90.00%
Debt Instrument, Security Cover Ratio Covenant																		110.00%			110.00%
Debt Instrument, Security Cover Ratio Covenant, After First Anniversary																		120.00%			120.00%
Piraeus Bank S.A. [Member] | Second Debt Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 17,400,000													$ 17,400,000				$ 18,900,000
Debt Instrument, Deferred Amount																						$ 1,500,000				$ 1,500,000
Proceeds from Issuance of Long-term Debt, Total									$ 32,000,000
Payments of Debt Issuance Costs																					$ 352,000
Debt Instrument, Security Cover Ratio Covenant									125.00%
Piraeus Bank S.A. [Member] | Second Debt Agreement, First Payments [Member]
Debt Instrument, Periodic Payment, Total									$ 1,400,000
Debt Instrument, Number of Periodic Payments									3
Piraeus Bank S.A. [Member] | Second Debt Agreement, Second Payments [Member]
Debt Instrument, Periodic Payment, Total									$ 800,000
Debt Instrument, Number of Periodic Payments									13
Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate												2.95%	3.50%
Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] | Second Debt Agreement [Member]
Debt Instrument, Basis Spread on Variable Rate									3.50%
HSBC Bank PLC [Member]
Debt Instrument, Periodic Payment, Total												$ 450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												6,200,000												$ 7,100,000
Debt Instrument, Deferred Amount																								$ 900,000
Proceeds from Issuance of Long-term Debt, Total												$ 12,500,000
Debt Instrument, Number of Periodic Payments												14
Payments of Debt Issuance Costs																					62,500
Debt Instrument, Security Cover Ratio Covenant												130.00%
Colby Trading Ltd [Member]
Proceeds from Issuance of Long-term Debt, Total											$ 2,500,000
Debt Instrument, Number of Periodic Payments								3			4
Debt Instrument, Periodic Payment, Total											$ 625,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Interest Expense, Debt, Total																				$ 160,035	51,111
Gain (Loss) on Extinguishment of Debt, Total					$ (491,571)
Colby Trading Ltd [Member] | Conversion of Loan Into Common Shares [Member]
Debt Conversion, Original Debt, Amount						$ 1,875,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares					702,247
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 2.67
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total										$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Interest Expense, Debt, Total																			$ 50,000	$ 201,248	$ 33,333